Deferred Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenues [Abstract]
Deferred Revenue

NOTE 9.     Deferred Revenue

The following table summarizes the Company’s deferred revenue (in thousands):

	June 30,	December 31,
	2026	2025
Non-refundable entrance fees	$695,511	$669,528
Other deferred revenue	3,734	3,479
Deferred revenue	$699,245	$673,007

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Closing balance - December 31, 2024	$615,723
Additions(1)	152,717
Amortization(2)	(98,912)
Closing balance - December 31, 2025	$669,528
Additions(1)	75,631
Acquisitions	5,362
Amortization(2)	(55,010)
Closing balance - June 30, 2026	$695,511
(1)	During the three months June 30, 2026, the Company collected non-refundable entrance fees of $41 million. During the three and six months ended June 30, 2025, the Company collected non- refundable entrance fees of $43 million and $71 million, respectively.
(2)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations. During the three months ended June 30, 2026, the Company recognized amortization of $28 million. During the three and six months ended June 30, 2025, the Company recognized amortization of $24 million and $48 million, respectively.

As of each of June 30, 2026 and December 31, 2025, the weighted average remaining length of stay based on the unamortized non-refundable entrance fee balance of the Company’s in-place residents was 8 years.

Entrance Fee Receivables

For certain residents that qualify, the Company may offer to provide a deferral of the upfront cash entrance fee requirements so that they are able to move into a community while still continuing the process of selling their previous home. These entrance fee receivables are due upon sale of the resident’s previous home. The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Closing balance - December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance - December 31, 2025	$73,376
Current year deferrals provided	53,160
Receipts applied to entrance fee commitments	(55,273)
Closing balance - June 30, 2026	$71,263

NOTE 15.     Revenue Recognition

Disaggregation of Resident Fees and Services Revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$169,156	78%	$111,737	75%
Non-refundable entrance fee amortization	27,808	13%	23,652	16%
Ancillary and other services	19,492	9%	13,466	9%
Resident fees and services	$216,456	100%	$148,855	100%

	Six Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$333,523	80%	$232,147	78%
Non-refundable entrance fee amortization	55,010	13%	47,658	16%
Ancillary and other services	28,268	7%	17,977	6%
Resident fees and services	$416,801	100%	$297,782	100%

Room and rents and non-refundable entrance fee amortization are recognized over time, or approximately one month and expected stay of the resident, respectively. Ancillary and other services are recognized at a point in time, as services are delivered.

Accounts Receivable, net

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance - December 31, 2025	$19,431
Closing balance - June 30, 2026	24,076
Change	$4,645

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance - December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance - December 31, 2025	$2,018

Opening balance - December 31, 2025	$2,018
Additional allowance	2,219
Write-offs, recoveries, and other adjustments	(714)
Closing balance - June 30, 2026	$3,523

NOTE 12.    Revenue Recognition

Disaggregation of Resident Fees and Services Revenue

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Room and board and non-refundable entrance fee amortization are recognized over time, or approximately one month and expected stay of the resident, respectively. Ancillary and other services are recognized at a point in time, as services are delivered.

Accounts Receivable, net

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018